Short Term Investments - Schedule of Company’s Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Short-term Investments [Abstract]
Balance at beginning of year
Net purchase of short term investments	4,617
Net unrealized loss recognized in earnings	(830)
Realized gain recognized in earnings	1,104
Foreign currency translation	(3)
Balance at end of year	$ 4,888